BUSINESS SEGMENTS	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
BUSINESS SEGMENTS
BUSINESS SEGMENTS

Prior to 2014, the Company managed its business through the following operating segments: Bankers Life, Washington National and Colonial Penn, which are defined on the basis of product distribution; Other CNO Business, comprised primarily of products we no longer sell actively; and corporate operations, comprised of holding company activities and certain noninsurance company businesses.  As a result of the sale of CLIC which was completed on July 1, 2014 and the coinsurance agreements to cede certain long-term care business effective December 31, 2013 (as further described in the note to the consolidated financial statements entitled "Summary of Significant Accounting Policies - Reinsurance"), management has changed the manner in which it disaggregates the Company's operations for making operating decisions and assessing performance. In periods prior to 2014: (i) the results in the Washington National segment have been adjusted to include the results from the business in the Other CNO Business segment that are being retained; (ii) the Other CNO Business segment included only the long-term care business that was ceded effective December 31, 2013 and the overhead expense of CLIC that is expected to continue after the completion of the sale; and (iii) the CLIC business being sold is excluded from our analysis of business segment results. Beginning on January 1, 2014: (i) the overhead expense of CLIC that is expected to continue after the completion of the sale has been reallocated primarily to the Bankers Life and Washington National segments; (ii) there is no longer an Other CNO Business segment; and (iii) the CLIC business being sold continues to be excluded from our analysis of business segment results. After the completion of the sale of CLIC: (i) the Bankers Life segment includes the results of certain life insurance business that was recaptured from Wilton Re; and (ii) the revenues and expenses associated with a transition services agreement and a special support services agreement with Wilton Re are included in our non-operating earnings. Our prior period segment disclosures have been revised to reflect management's current view of the Company's operating segments.

Effective January 1, 2015, we changed our definition of pre-tax operating income to exclude the impact of fair market value changes related to the agent deferred compensation plan, since such impacts are not indicative of our ongoing business and trends in our business. Prior periods have been revised to conform to our current presentation. Pre-tax income is not impacted by this change.

We measure segment performance by excluding the net loss on the sale of CLIC and gain on reinsurance transactions, the earnings of CLIC prior to being sold on July 1, 2014, net realized investment gains (losses), fair value changes in embedded derivative liabilities (net of related amortization), fair value changes in the agent deferred compensation plan, loss on extinguishment or modification of debt, other non-operating items consisting primarily of equity in earnings of certain non-strategic investments and earnings attributable to VIEs and income taxes ("pre-tax operating earnings") because we believe that this performance measure is a better indicator of the ongoing business and trends in our business.  Our primary investment focus is on investment income to support our liabilities for insurance products as opposed to the generation of net realized investment gains (losses), and a long-term focus is necessary to maintain profitability over the life of the business.

The net loss on the sale of CLIC and gain on reinsurance transactions, the earnings of CLIC prior to being sold, net realized investment gains (losses), fair value changes in embedded derivative liabilities (net of related amortization), fair value changes in the agent deferred compensation plan, loss on extinguishment or modification of debt and equity in earnings of certain non-strategic investments and earnings attributable to VIEs depend on market conditions or represent unusual items that do not necessarily relate to the underlying business of our segments.  Net realized investment gains (losses) and fair value changes in embedded derivative liabilities (net of related amortization) may affect future earnings levels since our underlying business is long-term in nature and changes in our investment portfolio may impact our ability to earn the assumed interest rates needed to maintain the profitability of our business.
Operating information by segment was as follows (dollars in millions):

	2014	2013	2012
Revenues:
Bankers Life:
Insurance policy income:
Annuities	$26.0	$28.9	$28.4
Health	1,287.1	1,311.2	1,342.7
Life	338.6	308.6	286.3
Net investment income (a)	957.3	1,005.7	838.9
Fee revenue and other income (a)	29.3	19.0	15.2
Total Bankers Life revenues	2,638.3	2,673.4	2,511.5
Washington National:
Insurance policy income:
Annuities	4.0	11.4	9.6
Health	597.6	587.1	575.9
Life	24.4	23.0	23.4
Net investment income (a)	276.1	296.9	289.2
Fee revenue and other income (a)	1.1	.9	1.1
Total Washington National revenues	903.2	919.3	899.2
Colonial Penn:
Insurance policy income:
Health	3.6	4.3	5.2
Life	242.4	227.8	212.6
Net investment income (a)	41.7	40.0	40.4
Fee revenue and other income (a)	1.0	.8	.7
Total Colonial Penn revenues	288.7	272.9	258.9
Other CNO Business:
Insurance policy income - health	—	24.1	25.6
Net investment income (a)	—	33.3	32.9
Total Other CNO Business revenues	—	57.4	58.5
Corporate operations:
Net investment income	14.9	39.8	62.4
Fee and other income	6.7	6.2	2.8
Total corporate revenues	21.6	46.0	65.2
Total revenues	3,851.8	3,969.0	3,793.3

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	2014	2013	2012
Expenses:
Bankers Life:
Insurance policy benefits	$1,667.6	$1,788.7	$1,642.9
Amortization	174.7	187.5	187.6
Interest expense on investment borrowings	7.9	6.7	5.3
Other operating costs and expenses	401.2	380.0	374.8
Total Bankers Life expenses	2,251.4	2,362.9	2,210.6
Washington National:
Insurance policy benefits	536.2	541.4	500.6
Amortization	64.6	64.9	64.9
Interest expense on investment borrowings	1.7	1.9	2.8
Other operating costs and expenses	189.5	170.5	182.1
Total Washington National expenses	792.0	778.7	750.4
Colonial Penn:
Insurance policy benefits	173.2	165.7	161.1
Amortization	15.3	14.5	15.0
Other operating costs and expenses	99.4	105.2	91.4
Total Colonial Penn expenses	287.9	285.4	267.5
Other CNO Business:
Insurance policy benefits	—	59.2	63.2
Other operating costs and expenses	—	25.8	25.0
Total Other CNO Business expenses	—	85.0	88.2
Corporate operations:
Interest expense on corporate debt	43.9	51.3	66.2
Interest expense on borrowings of variable interest entities	—	.1	20.0
Interest expense on investment borrowings	.1	—	.4
Other operating costs and expenses	49.1	43.1	55.1
Total corporate expenses	93.1	94.5	141.7
Total expenses	3,424.4	3,606.5	3,458.4
Pre-tax operating earnings by segment:
Bankers Life	386.9	310.5	300.9
Washington National	111.2	140.6	148.8
Colonial Penn	.8	(12.5)	(8.6)
Other CNO Business	—	(27.6)	(29.7)
Corporate operations	(71.5)	(48.5)	(76.5)
Pre-tax operating earnings	$427.4	$362.5	$334.9
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(a)	It is not practicable to provide additional components of revenue by product or services.

A reconciliation of segment revenues and expenses to consolidated revenues and expenses and net income is as follows (dollars in millions):

	2014	2013	2012
Total segment revenues	$3,851.8	$3,969.0	$3,793.3
Net realized investment gains	33.9	33.4	81.1
Revenues related to certain non-strategic investments and earnings attributable to VIEs	33.2	32.2	—
Fee revenue related to transition and support services agreements	15.0	—	—
Revenues of CLIC prior to being sold	210.8	441.5	468.3
Consolidated revenues	4,144.7	4,476.1	4,342.7

Total segment expenses	3,424.4	3,606.5	3,458.4
Insurance policy benefits - fair value changes in embedded derivative liabilities	48.5	(54.4)	4.4
Amortization related to fair value changes in embedded derivative liabilities	(12.5)	19.0	(1.6)
Amortization related to net realized investment gains	1.0	1.6	6.5
Expenses related to certain non-strategic investments and earnings attributable to VIEs	41.2	42.4	—
Loss on extinguishment or modification of debt	.6	65.4	200.2
Net loss on sale of subsidiary and (gain) loss on reinsurance transactions	239.8	98.4	—
Other operating costs and expenses - fair value changes related to agent deferred compensation plan	26.8	(15.8)	10.0
Expenses related to transition and support services agreements	12.4	—	—
Expenses of CLIC prior to being sold	187.4	408.2	509.1
Consolidated expenses	3,969.6	4,171.3	4,187.0
Income before tax	175.1	304.8	155.7
Income tax expense:
Tax expense on period income	159.2	128.3	106.2
Valuation allowance for deferred tax assets and other tax items	(35.5)	(301.5)	(171.5)
Net income	$51.4	$478.0	$221.0

Segment balance sheet information was as follows (dollars in millions):

	2014	2013
Assets:
Bankers Life	$19,303.0	$18,230.2
Washington National	8,207.9	8,204.8
Colonial Penn	945.3	891.1
Other CNO Business	—	607.4
Business of CLIC being sold	—	4,326.8
Corporate operations	2,728.0	2,520.3
Total assets	$31,184.2	$34,780.6
Liabilities:
Bankers Life	$16,697.5	$15,866.4
Washington National	6,778.8	6,834.3
Colonial Penn	802.2	766.6
Other CNO Business	—	597.6
Business of CLIC being sold	—	3,764.5
Corporate operations	2,217.5	1,996.0
Total liabilities	$26,496.0	$29,825.4

The following table presents selected financial information of our segments (dollars in millions):

Segment	Present value of future profits	Deferred acquisition costs	Insurance liabilities
2014
Bankers Life	$128.4	$456.6	$15,308.9
Washington National	314.2	240.2	6,228.8
Colonial Penn	46.8	73.8	771.0
Total	$489.4	$770.6	$22,308.7
2013
Bankers Life	$263.2	$627.8	$14,575.0
Washington National	344.3	232.2	5,664.1
Colonial Penn	55.7	67.4	766.2
Other CNO Business	—	—	597.5
Business of CLIC prior to being sold	16.1	40.7	3,273.0
Total	$679.3	$968.1	$24,875.8